Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2010
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

25.	RELATED PARTY TRANSACTIONS AND BALANCES

Due to the significant impact of the transactions between the Company and Investee Companies of GSF on the financial statements, the Company has separately disclosed the transaction amount and balance with them in the face of consolidated financial statement and Note 6, “Account receivable and other receivable”. Other than this, the Company has the following related party transactions.

The balances due from related parties include prepayments for material procurement from Shunda, Glory, Xi’an Longi, Hoku, Asia Silicon, Nitol and Wuxi Sun-shine, module sales receivable from Ningxia Zhongjieneng, Huadian Ningdong and Jiangsu Dongtai, and other receivables from Wuxi Wontech, Infigen Suntech Australia and Suntech Macao. The balances are as follows:

	At December 31
	Current		Non-current
	2009	2010	2009	2010

Amounts due from related parties
Shunda	$50.6	$7.8	$4.1	$—
Glory	77.4	—	122.9	—
Xi’an Longi	12.4	1.9	3.5	15.5
Nitol	1.1	1.0	9.2	9.2
Hoku	—	—	2.1	2.0
Asia Silicon(2)	26.1	15.0	51.8	67.4
Ningxia Zhongjieneng	15.1	1.1	—	—
Huadain Ningdong	2.8	—	—	—
Wuxi Sun-shine	—	24.2	—	—
Jiangsu Dongtai	—	3.6	—	—
Suntech Macao	—	0.1	—	—
Wuxi Wontech	—	0.1	—	—
Infigen Suntech Australia	—	0.3	—	—

	$185.5	$55.1	$193.6	$94.1

Balances due to related parties include payables to Shunda, Asia Silicon, Xi’an Longi and Wuxi Sun-shine for purchases of materials, advance from Huadian Ningdong, other payable to Gemini Solar, and advances from senior management. The advances from senior management are unsecured, interest free and have no fixed repayment terms. The balances due are as follows:

	At December 31
	2009	2010

Amount due to related parties
Shunda	$6.5	$2.1
Senior management	0.7	0.5
Xi’an Longi	6.7	4.1
Gemini Solar(3)	0.1	N/A
Asia Silicon(2)	—	77.7
Huadian Ningdong	—	2.8
Wuxi Sun-shine	N/A	6.7

	$14.0	$93.9

Related Party Transactions

Other than the transactions with Investee Companies of GSF, as mentioned above, the Company has the following related party transactions

	Transaction	Year Ended December 31,
Name of Related Party	Nature	2008	2009	2010

GCL Silicon(1)	Purchases	31.0	N/A	N/A
Shunda	Purchases	16.9	118.3	167.6
	Sales	3.6	6.9	—
Glory	Purchases	63.7	101.0	72.1
	Sales	—	11.3	8.9
Longi	Purchases	24.4	75.6	243.9
	Sales	—	10.8	4.6
Hoku	Sales	4.1	—	—
Nitol	Purchases	—	0.2	0.8
Guoxin Huai’an	Sales	N/A	2.1	3.1
Ningxia Diantou	Sales	N/A	7.1	1.2
Ningxia Zhongjieneng	Sales	N/A	20.2	14.6
Ningxia Huadian	Sales	N/A	5.9	17.1
Jiangsu Huadian	Sales	N/A	N/A	23.4
Asia Silicon(2)	Purchases	—	—	76.9
Wuxi Sun-shine	Sales	N/A	N/A	6.7
	Purchases	N/A	N/A	5.9

Total	Purchases	$136.0	$295.1	$567.2

	Sales	$7.7	$64.3	$79.6

(1)	GCL Silicon was no longer a related party to the Company as of December 31, 2008.

(2)	Asia Silicon was still deemed as a related party to the Company as of December 31, 2010 as Dr. Shi is a director of Asia Silicon.

(3)	Gemini Solar was no longer a related party to the Company as of December 31 2010, since the disposal of the investment in Gemini in 2010. See Note 11, “Investments in Affiliates”, for further detail.